Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
Schedule of major subsidiaries and VIE
As of December 31, 2016, the Company’s major subsidiaries and VIE are as follows:

	Date of	Place of	Legal
	incorporation	incorporation	ownership
Subsidiaries:
Baozun Hong Kong Holding Limited	10-Jan-14	HK	100%
Shanghai Baozun E-Commerce Limited	11-Nov-03	PRC	100%
Shanghai Bodao E-Commerce Limited	30-Mar-10	PRC	100%
Shanghai Yingsai Advertisement Limited	30-Mar-10	PRC	100%
Baozun Hongkong Limited	11-Sep-13	HK	100%
Shanghai Fengbo E-Commerce Limited	29-Dec-11	PRC	100%
Baozun Hongkong Investment Limited	21-July-15	HK	100%

VIE:
Shanghai Zunyi Business Consulting Ltd.	31-Dec-10	PRC	N/A

Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions
The following amounts and balances of Shanghai Zunyi were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of
	December 31,
	2015	2016
	RMB	RMB

Cash and cash equivalents	5,269	1,736
Accounts receivable, net	-	15,151
Inventories	50,394	4,912
Advance to suppliers	646	1,084
Amounts due from related parties	15,741	28,946
Prepayments and other current assets	9,410	4,045
Investment in a cost method investee	-	6,750
Property and equipment, net	42	177
Intangible assets	-	83
Other non-current assets	115	791
Total assets	81,617	63,675
Accounts payable	1,783	1,198
Accrued expenses and other current liabilities	45,078	34,240
Total Liabilities	46,861	35,438

	For Year Ended
	December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net revenues	21,038	92,983	101,244
Operating expenses	32,095	123,284	84,952
Net income (loss)	(11,057)	(30,301)	16,085
Net cash provided by operating activities	3,911	1,573	3,405
Net cash used in investing activities	(118)	(107)	(6,938)
Net cash provided by financing activities	-	-	-